ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 29, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the "Company" or "TAL") was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in the provision of high quality after-school tutoring programs for primary and secondary school students in the People's Republic of China (the "PRC"). At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively, "the founding shareholders").

The Company, its subsidiaries, its consolidated Variable Interest Entities ("VIEs") and VIEs' subsidiaries and schools are collectively referred to as the "Group".

As of February 29, 2016, details of the Company's subsidiaries, its VIEs and VIEs' major subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

TAL Holding Limited ("TAL Hong Kong")	March 11, 2008	Hong Kong	100%	Holding company

Beijing Century TAL Education Technology Co., Ltd. ("TAL Beijing")	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. ("Huanqiu Zhikang")	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. ("Yidu Huida")	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group ("Yidu Cayman")	February 2, 2012	Cayman Islands	100%	Holding company

Yidu Technology Group Limited ("Yidu Hong Kong")	April 13, 2012	Hong Kong	100%	Holding company

Beijing Xintang Sichuang Education Technology Co., Ltd. ("Beijing Xintang Sichuang")	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd. ("Zhixuesi Beijing")	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

YiduXuedi Network Technology (Beijing) Co., Ltd. ("Yidu Xuedi Beijing")	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Maxstep Technology Inc. ("Maxstep Cayman")	May 13, 2014	Cayman Islands	100%	Holding company

Pengxin TAL Industrial investment (Shanghai) Co., Ltd. ("Pengxin TAL")	June 26, 2014	Shanghai	100%	Investment management and consulting services

Tianjin Dongxuetang Education Information Consulting Co., Ltd (“Tianjin Dongxuetang”)	June 15, 2015	Tianjin	100%	Educational information consulting and educational software development

Wuxi TAL Education Consulting Co., Ltd (“Wuxi TAL”)	January 12, 2016	Wuxi	100%	Educational information consulting and educational software development

Firstleap Education (“Firstleap”)(1)	January 22, 2016	Cayman Islands	100%	Holding company

Firstleap Education (HK) Limited (“Firstleap Hong Kong”)(1)	January 22, 2016	Hong Kong	100%	Holding company

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

Subsidiaries - continued:

Beijing Lebai Information Consulting Co., Ltd (“Lebai Information”)(1)	January 22, 2016	Beijing	100%		Education and management consulting service

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. ("Xueersi Education")	December 31, 2005	Beijing	N/A	*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. ("Xueersi Network")	August 23, 2007	Beijing	N/A	*	Technology development and Educational consulting service

Xinxin Xiangrong Education Technology(4) (Beijing) Co., Ltd (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A	*	Technology development and Educational consulting service

Beijing Lebai Education Consulting Co., Ltd (“Lebai Education”)(1)	January 22, 2016	Beijing	N/A	*	Educational consulting service

VIEs' major subsidiaries and schools:

Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A	*	After-school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School ("Wuhan Jianghan School")	July 1, 2008	Wuhan	N/A	*	Language education

Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A	*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A	*	Language education

Nanjing Xueersi Education Training(3) School ("Nanjing Xueersi School")	April 19, 2013	Nanjing	N/A	*	After-school tutoring for primary and secondary school students

Tianjin Xueersi Education Information Consulting Co., Ltd. ("Tianjin Education")	August 14, 2009	Tianjin	N/A	*	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. ("Guangzhou Education")	August 16, 2009	Guangzhou	N/A	*	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A	*	Teaching software research and development

Tianjin Hexi District Xueersi Training School (''Hexi Xueersi School'')	August 3, 2010	Tianjin	N/A	*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (''Hangzhou Education'')	December 1, 2010	Hangzhou	N/A	*	Educational information consulting and educational software development

Xi'an Xueersi Network Technology Co., Ltd. (''Xi'an Network'')	February 15, 2011	Xi'an	N/A	*	Software sales, and consulting service

Chengdu Xueersi Education Consulting Co., Ltd. (''Chengdu Education'')	March 18, 2011	Chengdu	N/A	*	Educational information consulting and educational software development

TaiyuanYingze District Xueersi Training School (" Taiyuan Yingze School")	February 21, 2012	Taiyuan	N/A	*	After-school tutoring for primary and secondary school students

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership		Principal activities

VIEs' major subsidiaries and schools:

Suzhou TAL Network Technology Co., Ltd (''Suzhou TAL Network'')	February 21, 2012	Suzhou	N/A	*	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School ("Chongqing Shapingba School")	February 24, 2012	Chongqing	N/A	*	After-school tutoring for primary and secondary school students

Shenyang Xueersi Education Information Consulting Co., Ltd. ("Shenyang Education")	April 12, 2012	Shenyang	N/A	*	Educational information consulting service

Zhengzhou Jinshui District Xueersi Shulihua Training Center ("Zhengzhou Jinshui Center")	June 18, 2012	Zhengzhou	N/A	*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe Center")	July 12, 2012	Guangzhou	N/A	*	After-school tutoring for primary and secondary school students

Qingdao Xueersi Education Information Consulting Co., Ltd. ("Qingdao Education")	April 1, 2014	Qingdao	N/A	*	Educational information consulting and educational software development

Chongqing Nan'an Xueersi Training School ("Chongqing Nan’an School")	April 11, 2014	Chongqing	N/A	*	After-school tutoring for primary and secondary school students

Changsha TAL Education Technology Co., Ltd. ("Changsha Education")	August 1, 2014	Changsha	N/A	*	Educational information consulting and educational software development

Jinan Xueersi Education Training School School ("Jinan Xueersi School")	September 2, 2014	Jinan	N/A	*	After-school tutoring for primary and secondary school students

Shijiazhuang Qiaoxi District Xueersi Culture Training School ("Shijiazhuang Qiaoxi School")	December 18, 2014	Shijiazhuang	N/A	*	After-school tutoring for primary and secondary school students

Xi'an Beilin District Xueersi Education Training Center (“Xi'an Beilin”)	April 2, 2015	Xi'an	N/A	*	After-school tutoring for primary and secondary school students

Beijing Yinghe Youshi Technology Co., Ltd (“Yinghe Youshi”)(2)	February 1, 2016	Beijing	N/A	*	Educational information consulting service

Hefei Lebai Education Consulting Co., Ltd (“Hefei Lebai”)(1)	January 22, 2016	Hefei	N/A	*	Educational information consulting service

Shenyang Firstleap Education Training School (“Shenyang Firstleap”)(1)	January 22, 2016	Shenyang	N/A	*	Tutoring for Children English

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)	As disclosed in Note 3, the Group acquired Firstleap Education, its subsidiaries, its consolidated VIE and VIE's subsidiaries and schools on January 22, 2016.

(2)	As disclosed in Note 3, the Group acquired Yinghe Youshi on February 1, 2016.

(3)	Previously known as Nanjing Xintangsichuang Education Training School. The name change permit was granted by the governmental authority in June 2015.

(4)	Previously known as Beijing Dididaojia Education Technology Co., Ltd.

The VIE arrangements

Due to PRC legal restrictions on foreign ownership and investment in the education business in China, aside from the Group's personalized premium tutoring services in Beijing conducted by the Company’s wholly owned PRC subsidiaries, Huanqiu Zhikang and Zhixuesi Beijing, the Group provides and plans to provide most of its services in the PRC through its VIEs including Xueersi Education, Xueersi Network, Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”), Xinxin Xiangrong, Lebai Education and their subsidiaries and schools. In August 2015, the Group transferred 100% of Beijing Dongfangrenli’s equity interest as part of the Group's consideration in a purchase agreement for a long-term investment. The related contractual agreements with Beijing Dongfangrenli were terminated in July 2015.

To provide the Company the power to control and the ability to receive the expected residual returns of the VIEs and their subsidiaries and schools, the Company's wholly owned subsidiary, TAL Beijing, entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and their respective shareholders on February 12, 2009 and August 12, 2009, including exclusive business service agreements, which were superseded by the Exclusive Business Cooperation Agreement entered into on June 25, 2010. TAL Beijing entered into a series of contractual arrangements with Xinxin Xiangrong on August 4, 2015. The Group plans to develop a mobile tutoring platform through Xinxin Xiangrong in the future. Besides, in connection with the Company's acquisition of Firstleap during current fiscal year, Lebai Information, a wholly owned PRC subsidiary of Firstleap, entered into a series of contractual arrangements on October 26, 2015 with Lebai Education and its sole shareholder, Xueersi Education, which is a VIE of the Group.

The VIEs and their subsidiaries and schools hold various licenses upon which the Company’s business depends. A substantial majority of the Company’s employees who provide the Company’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial majority of the properties upon which the Company’s services are delivered. The net revenue from the VIEs and their subsidiaries and schools accounted for 92.9% of the Company’s total net revenue for fiscal year ended February 29, 2016.

Through the below contractual arrangements, TAL Beijing and Lebai Information have (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools. They are therefore considered the primary beneficiaries of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group's financial statements.

Series of exclusive technology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries and schools comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Business Service Agreement entered into by and among TAL Beijing, Xinxin Xiangrong and its shareholders on August 4, 2015, TAL Beijing and its designated affiliates have the exclusive right to provide Xinxin Xiangrong and its subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The agreements are effective within the operation term of TAL Beijing, its subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Lebai Information, Lebai Education and its sole shareholder, subsidiaries and schools have entered into an Exclusive Business Service Agreement on October 26, 2015, the terms of which are substantially the same as the agreement of Xinxin Xiangrong summarized above. The term of such agreement is 10 years and will be renewed for another 10 years at Lebai Information’s discretion.

The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing, Lebai Information or their designated affiliates, owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing, Lebai Information or their designated affiliates are entitled to charge the VIEs and VIEs' subsidiaries and schools service fees annually or regularly, and adjust the service fee rates from time to time at their discretion.

Call option agreement: Pursuant to the call option agreement entered into in February 2009, by and among TAL Beijing, Xueersi Education, Xueersi Network and their respective shareholders, the respective shareholders of Xueersi Education and Xueersi Network unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from Xueersi Education and Xueersi Network' shareholders, to the extent permitted under PRC law, part of or all the equity interests in Xueersi Education and Xueersi Network, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions.

TAL Beijing, Xinxin Xiangrong and the shareholders of Xinxin Xiangrong have entered into a call option agreement on August 4, 2015. Lebai Information, Lebai Education and the sole shareholder of Lebai Education have entered into a call option agreement on October 26, 2015, the terms of which are substantially the same as the call option agreement summarized above.

Under each of these agreements, TAL Beijing or Lebai Information has sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Unless earlier terminated by mutual agreement of all parties, and these agreements shall remain effective until TAL Beijing and Lebai Information exercise their purchase right to purchase all the VIEs' equity interests according to these agreements.

Equity pledge agreement: Pursuant to the equity pledge agreements, dated February 2009, by and among TAL Beijing, Xueersi Education, Xueersi Network and the respective shareholders of Xueersi Education and Xueersi Network, and supplemental agreements, dated June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network and their respective shareholders, the shareholders of Xueersi Education and Xueersi Network unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the Xueersi Education and Xueersi Network to TAL Beijing to guarantee Xueersi Education and Xueersi Network's performance of their obligations under the exclusive technology support and service agreements. The shareholders of Xueersi Education and Xueersi Network agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing's interest.

TAL Beijing, Xinxin Xiangrong and the shareholders of Xinxin Xiangrong have entered into an equity pledge agreement on August 4, 2015. Lebai Information, Lebai Education and the sole shareholder of Lebai Education have entered into an equity pledge agreement on October 26, 2015, the terms of which are substantially the same as the agreements summarized above. These agreements are effective on the date of execution and terminate when all the secured rights under the relevant agreements, as the case may be, are completely fulfilled or terminated in accordance thereof.

Letter of Undertaking: All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All the shareholders of Xinxin Xiangrong have made similar undertakings in the option agreement dated August 4, 2015, described above. The sole shareholder of Lebai Education has made similar undertakings in the power of attorney, dated October 26, 2015, described below.

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing or Lebai Information, as applicable, or any person designated by TAL Beijing or Lebai Information as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of each of the VIEs in August 2009, August 2015 and October 2015. These agreements remain effective during the entire period during which they are shareholders of the VIEs.

The articles of associations of each of the VIEs state that the major rights of the shareholders in shareholders' meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing or Lebai Information has the ability to exercise effective control over each of the VIEs respectively through shareholder votes and, through such votes, to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of each of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each shareholder, who is a natural person, of the VIEs has entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the call option agreement described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

Deed of undertaking: On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the Deed, Mr. Zhang has irrevocably covenanted and undertaken to the Company that:

•
as long as Mr. Bangxin Zhang owns shares in the Company, whether legally or beneficially, and directly or indirectly (including shares held through Mr. Bangxin Zhang’s personal holding company Bright Unison Limited or any other company, trust, nominee or agent, if any), representing more than 50% of the aggregate voting power of the then total issued and outstanding shares of the Company;

•
Mr. Bangxin Zhang will not, directly or indirectly, (i) requisition or call any meeting of shareholders for the purpose of removing or replacing any of existing directors or appointing any new director, or (ii) propose any resolution at any of shareholders meetings to remove or replace any of existing directors or appoint any new director; and should any meeting of shareholders be called by the board of directors or requisitioned or called by shareholders for the purpose of removing or replacing any of the directors or appointing any new director, or if any resolution is proposed at any of shareholder meetings to remove or replace any of the directors or appoint any new director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise shall be equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote; and

•
Mr. Bangxin Zhang will not cast any votes he has as a director or shareholder (if applicable) on any resolutions or matters concerning enforcing, amending or otherwise relating to the Deed being considered or voted upon by board of directors or shareholders, as the case may be.

In the opinion of Maples and Calder, the Company's Cayman Islands legal counsel, the deed of undertaking constitutes the legal, valid and binding obligations of Mr. Bangxin Zhang, which cannot be unilaterally revoked by Mr. Bangxin Zhang, and is enforceable in accordance with its terms under existing Cayman Islands laws.

Risks in relation to the VIE structure

The Company believes that TAL Beijing and Lebai Information's contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

•	revoke the Group's business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	limit the Group's business expansion in China by way of entering into contractual arrangements;
•	restrict the Group's right to collect revenues or impose fines;
•	block the Group's websites;
•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs' subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs' subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, Lebai Information, or the VIEs and their respective subsidiaries and schools.

The four legal owners of Xueersi Education and Xueersi Network are Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai, and Mr. Yundong Cao, and the three legal owners of Xinxin Xiangrong are Mr. Zhang, Mr. Liu and Mr. Bai and the sole legal owner of Lebai Education is Xueersi Education. Mr. Zhang, Mr. Liu and Mr. Bai are shareholders and directors or officers of TAL Education Group. Mr. Cao is a beneficial owner of TAL Education Group. Xueersi Education is a VIE of the Group. The interests of Mr. Zhang, Mr. Liu, Mr. Bai and Mr. Cao as beneficial owners of Xueersi Education, Xueersi Network and Xinxin Xiangrong may differ from the interests of the Group as a whole, since these parties’ respective equity interests in Xueersi Education, Xueersi Network and Xinxin Xiangrong may conflict with their respective equity interests in the Group. When conflicts of interest arise, it is possible that any or all of these individuals may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these individuals may breach, or cause Xueersi Education, Xueersi Network and Xinxin Xiangrong, their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and Xueersi Education, Xueersi Network and Xinxin Xiangrong, their subsidiaries and schools. Other than the aforementioned deed of undertaking the Group entered with Mr. Zhang, the Group currently does not have any arrangements to address potential conflicts of interest between these individuals and the Company. To a large extent, the Group relies on the legal owners of Xueersi Education, Xueersi Network and Xinxin Xiangrong to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the Company that requires them to act in good faith and in the best interests of the Company and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and these individuals, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 28,	As of February 29,
	2015	2016
Cash and cash equivalents	$161,603,461	$239,371,252
Term deposits	542,308	8,090,042
Prepaid expenses and other current assets	34,612,547	24,983,517

Total current assets	196,758,316	272,444,811

Property and equipment, net	62,763,402	82,652,777
Other non-current assets	43,322,163	163,504,716

Total assets	302,843,881	518,602,304

Deferred revenue-current	154,982,001	260,137,064
Accrued expenses and other current liabilities	38,436,846	80,414,871

Total current liabilities	193,418,847	340,551,935

Total non-current liabilities	215,764	9,510,846

Total liabilities	$193,634,611	$350,062,781

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net revenues	$272,231,845	$393,401,571	$575,928,039
Net income	$86,108,986	$121,489,140	$175,088,200

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net cash provided by operating activities	$53,427,076	$85,654,272	$200,357,576
Net cash provided by/(used in) investing activities	$6,192,159	$(60,089,867)	$(111,318,060)

As of February 28, 2014 , 2015 and February 29, 2016, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing, Lebai Information or their designated affiliates related to the service fees was $20.6 million, $18.7 million and $17.9 million, respectively, and was eliminated upon consolidation. There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligation.

The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs and VIEs' subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of inter-company transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group:

	As of February 28,	As of February 29,
	2015	2016

Cash and cash equivalents	$308,553,969	$194,670,784
Term deposits	20,687,455	9,202,594
Prepaid expenses and other current assets	13,432,794	39,541,385

Total current assets	342,674,218	243,414,763

Property and equipment, net	30,812,246	31,976,906
Other non-current assets	96,084,292	267,385,060

Total assets	469,570,756	542,776,729

Deferred revenue-current	22,657,938	20,797,686
Accrued expenses and other current liabilities	16,478,238	21,813,806

Total current liabilities	39,136,176	42,611,492

Total non-current liabilities	226,073,034	227,967,273

Total liabilities	$265,209,210	$270,578,765

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net revenues	$41,663,360	$40,567,998	$44,020,738
Net loss	$(25,503,214)	$(54,345,119)	$(72,332,000)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Net cash provided by/ (used in) operating activities	$48,131,290	$61,923,715	$(12,639,156)
Net cash used in investing activities	$(23,595,025)	$(85,695,143)	$(104,033,927)
Net cash provided by financing activities	$-	$201,837,942	$645,989

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their paid in capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.